Common Stock and Preferred Stock (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 04, 2022	Sep. 30, 2023	Sep. 30, 2023	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		250,000,000	250,000,000		400,000,000	400,000,000
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued					2,000	1,000
Common stock shares outstanding					2,000	1,000
Number of shares converted	1,000
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Corvus Capital Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued	1,000
Sale of private placement units, net of offering costs	1,000
Number of shares converted				775
Other Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Transferred common shares	775
Dividend Paid [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends, Cash					$ 0	$ 0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued		72,813,776	72,813,776		64,626,430	0
Common stock shares outstanding		72,813,776	72,813,776		64,626,430
Sale of private placement units, net of offering costs		2,000,000	2,000,000		1,000